Restructuring charges (Details) (USD $)	3 Months Ended			6 Months Ended
	Jun. 30, 2011		Jun. 30, 2010	Jun. 30, 2011		Jun. 30, 2010	Dec. 31, 2010
Restructuring charges [Abstract]
Severance accruals	$ 2,027,000		$ 2,526,000	$ 2,823,000		$ 3,207,000
Severance reversals	(171,000)		(732,000)	(909,000)		(1,552,000)
Operating lease obligations	0		0	0		415,000
Operating lease reversals	0		(308,000)	0		(308,000)
Net restructuring accruals	1,856,000		1,486,000	1,914,000		1,762,000
Other costs	2,748,000		607,000	4,164,000		709,000
Net restructuring charges	4,604,000		2,093,000	6,078,000		2,471,000
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	5,004,000			5,004,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				6,798,000
Restructuring charges				2,823,000
Restructuring reversals				(909,000)
Inter-segment transfer				0
Payments, primarily severance segment				(3,708,000)
Payments				(3,708,000)
Balance	5,004,000			5,004,000
Restructuring charges, cumulative amount	51,023,000	[1]		51,023,000	[1]
Restructuring reversals, cumulative amount	(8,656,000)	[1]		(8,656,000)	[1]
Inter-segment transfer, cumulative amount	0	[1]		0	[1]
Restructuring costs, payments, cumulative amount	(37,363,000)	[1]		(37,363,000)	[1]
Payments primarily severance, cumulative amount	(37,363,000)			(37,363,000)
Restructuring reserve, accrued liabilities	4,825,000			4,825,000			6,435,000
Relating to 2011 restructuring charges [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees included in severance accrual	70			90
Restructuring and related cost, cost of goods sold	500,000			600,000
Restructuring and related cost, net restructuring charges	4,100,000			5,500,000
Relating to 2010 restructuring charges [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees included in severance accrual	45			75
Restructuring and related cost, cost of goods sold	(100,000)			600,000
Restructuring and related cost, net restructuring charges	2,200,000			1,900,000
Restructuring accruals, Totals	5,000,000			5,000,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				6,800,000
Balance	5,000,000			5,000,000
Restructuring reserve, accrued liabilities	4,800,000			4,800,000			6,400,000
Restructuring reserve, noncurrent liabilities	200,000			200,000			400,000
Number of employees that have not started receiving severance benefits				220
Fiscal 2008 initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	30,000			30,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				117,000
Restructuring charges				0
Restructuring reversals				(11,000)
Payments, primarily severance segment				(76,000)
Payments				(76,000)
Balance	30,000			30,000
Restructuring charges, cumulative amount	27,545,000			27,545,000
Restructuring reversals, cumulative amount	(5,881,000)			(5,881,000)
Payments primarily severance, cumulative amount	(21,634,000)			(21,634,000)
Fiscal 2009 initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	262,000			262,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				652,000
Restructuring charges				0
Restructuring reversals				(55,000)
Payments, primarily severance segment				(335,000)
Payments				(335,000)
Balance	262,000			262,000
Restructuring charges, cumulative amount	11,015,000			11,015,000
Restructuring reversals, cumulative amount	(1,668,000)			(1,668,000)
Payments primarily severance, cumulative amount	(9,085,000)			(9,085,000)
Fiscal 2010 initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	2,566,000			2,566,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				6,029,000
Restructuring charges				74,000
Restructuring reversals				(837,000)
Payments, primarily severance segment				(2,700,000)
Payments				(2,700,000)
Balance	2,566,000			2,566,000
Restructuring charges, cumulative amount	9,714,000			9,714,000
Restructuring reversals, cumulative amount	(1,101,000)			(1,101,000)
Payments primarily severance, cumulative amount	(6,047,000)			(6,047,000)
Fiscal 2011 initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	2,146,000			2,146,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				0
Restructuring charges				2,749,000
Restructuring reversals				(6,000)
Payments, primarily severance segment				(597,000)
Payments				(597,000)
Balance	2,146,000			2,146,000
Restructuring charges, cumulative amount	2,749,000			2,749,000
Restructuring reversals, cumulative amount	(6,000)			(6,000)
Payments primarily severance, cumulative amount	(597,000)			(597,000)
Small Business Services [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	404,000			404,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				1,248,000
Restructuring charges				366,000
Restructuring reversals				(579,000)
Inter-segment transfer				16,000
Payments, primarily severance segment				(647,000)
Payments				(647,000)
Balance	404,000			404,000
Restructuring charges, cumulative amount	14,376,000	[1]		14,376,000	[1]
Restructuring reversals, cumulative amount	(2,346,000)	[1]		(2,346,000)	[1]
Inter-segment transfer, cumulative amount	805,000	[1]		805,000	[1]
Restructuring costs, payments, cumulative amount	(12,431,000)	[1]		(12,431,000)	[1]
Financial Services [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	2,182,000			2,182,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				1,954,000
Restructuring charges				1,205,000
Restructuring reversals				(164,000)
Inter-segment transfer				234,000
Payments, primarily severance segment				(1,047,000)
Payments				(1,047,000)
Balance	2,182,000			2,182,000
Restructuring charges, cumulative amount	7,906,000	[1]		7,906,000	[1]
Restructuring reversals, cumulative amount	(998,000)	[1]		(998,000)	[1]
Inter-segment transfer, cumulative amount	619,000	[1]		619,000	[1]
Restructuring costs, payments, cumulative amount	(5,345,000)	[1]		(5,345,000)	[1]
Direct Checks [Member] | Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	135,000			135,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				252,000
Restructuring charges				79,000
Restructuring reversals				(14,000)
Inter-segment transfer				2,000
Payments, primarily severance segment				(184,000)
Payments				(184,000)
Balance	135,000			135,000
Restructuring charges, cumulative amount	2,898,000	[1]		2,898,000	[1]
Restructuring reversals, cumulative amount	(139,000)	[1]		(139,000)	[1]
Inter-segment transfer, cumulative amount	63,000	[1]		63,000	[1]
Restructuring costs, payments, cumulative amount	(2,687,000)	[1]		(2,687,000)	[1]
Employee Severance [Member] | Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	1,758,000			1,758,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				2,616,000
Restructuring charges				1,173,000
Restructuring reversals				(152,000)
Inter-segment transfer				(252,000)
Payments, primarily severance segment				(1,627,000)
Payments				(1,627,000)
Balance	1,758,000			1,758,000
Restructuring charges, cumulative amount	23,524,000	[1]		23,524,000	[1]
Restructuring reversals, cumulative amount	(4,780,000)	[1]		(4,780,000)	[1]
Inter-segment transfer, cumulative amount	(1,487,000)	[1]		(1,487,000)	[1]
Restructuring costs, payments, cumulative amount	(15,499,000)	[1]		(15,499,000)	[1]
Small Business Services [Member] | Operating Lease Obligations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	135,000			135,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				236,000
Restructuring charges				0
Restructuring reversals				0
Inter-segment transfer				0
Payments, primarily severance segment				(101,000)
Payments				(101,000)
Balance	135,000			135,000
Restructuring charges, cumulative amount	1,810,000	[1]		1,810,000	[1]
Restructuring reversals, cumulative amount	(393,000)	[1]		(393,000)	[1]
Inter-segment transfer, cumulative amount	0	[1]		0	[1]
Restructuring costs, payments, cumulative amount	(1,282,000)	[1]		(1,282,000)	[1]
Direct Checks [Member] | Operating Lease Obligations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring accruals, Totals	390,000			390,000
Restructuring Accruals [Roll Forward]
Balance, Beginning				492,000
Restructuring charges				0
Restructuring reversals				0
Inter-segment transfer				0
Payments, primarily severance segment				(102,000)
Payments				(102,000)
Balance	390,000			390,000
Restructuring charges, cumulative amount	509,000	[1]		509,000	[1]
Restructuring reversals, cumulative amount	0	[1]		0	[1]
Inter-segment transfer, cumulative amount	0	[1]		0	[1]
Restructuring costs, payments, cumulative amount	$ (119,000)	[1]		$ (119,000)	[1]

[1]	Includes accruals related to our cost reduction initiatives for 2008 through 2011.